Revenue - Operating Lease Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Sales-type lease revenue	$ 5,899
Variable sales-type lease revenue	1,845	0
Accretion of unguaranteed residual value	303	0
Other	172	0
Sales-type lease revenue	8,219	0
Operating lease revenue	596	3,581
Variable operating lease revenue	280	2,749
Time and voyage charter revenues	$ 876	$ 6,330